Document and Entity Information	6 Months Ended
Jun. 30, 2019
Documentand Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2
Entity Registrant Name	Royal Dutch Shell plc
Entity Central Index Key	0001306965
Current Fiscal Year End Date	--12-31
Entity File Number	1-32575
Entity Address, Address Line One	Carel van Bylandtlaan 30, 2596 HR
Entity Address, City or Town	The Hague
Entity Address, Country	Netherlands